Borrowings (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowings (Additional Textual) [Abstract]
Maturity period of securities sold under agreements to repurchase	1 day
Securities pledged as collateral carrying amount	54,861,000	36,653,000
Securities pledged as collateral fair value	5,169,000	3,965,000
Interest rate on securities sold under agreements to repurchase	1.31%
Maximum borrowing capacity through Federal Home Loan Bank	149,528,000
Available borrowing through Federal Home Loan Bank	139,528,000
Trust issued mandatorily redeemable preferred securities to third-party investors	5,000,000
Number of consecutive quarterly periods for defer payments of interest	20
Preferred securities quarterly redeemable percentage	100.00%
Maturity date of debentures for redemption of preferred securities	Jan. 07, 2034
Junior Deferrable Interest Debentures [Member]
Borrowings (Textual) [Abstract]
Issuance of floating rate junior subordinated deferrable interest debentures	5,155,000
Junior Subordinated Debt [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	3.00%
Junior subordinated debt securities previous year interest	3.34%
Maturing in 2013 with an initial fixed rate of 3.11% [Member]
Borrowings (Textual) [Abstract]
Convertible Long term Debt initial fixed Maturing Rate	3.11%	3.11%
Convertible Notes [Member]
Borrowings (Textual) [Abstract]
Convertible Long term Debt initial fixed Maturing Rate Minimum	4.30%	4.30%
Convertible Long term Debt initial fixed Maturing Rate Maximum	4.60%	4.60%
Convertible advances weighted average rate	4.45%	4.45%
Federal Home Loan Bank Certificates and Obligations FHLB [Member]
Borrowings (Textual) [Abstract]
Amount of convertible advances eligible for the conversion option	10,000,000
Federal Home Loan Bank Certificates and Obligations FHLB [Member] | Maximum [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	0.13%
Federal Home Loan Bank Certificates and Obligations FHLB [Member] | Minimum [Member]
Borrowings (Textual) [Abstract]
LIBOR interest rate range	0.07%